Supplement dated June 26, 2019
to the Prospectus of Ameriprise Certificates
(April 24, 2019) S-6000 AR (4/19)
For Ameriprise Stock Market Certificate: Effective for sales on or after June 26, 2019, with the first term beginning on or after July 3, 2019, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 4 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 2.25% to 3.25% for the 1 year term, 5.50% to 6.50% for the 2 year term and 10.50% to 11.50% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.00% to 1.00% for the 1 year term, within the range of 0.85% to 1.85% for the 2 year term and within the range of 2.35% to 3.35% for the 3 year term.
The rest of the information on page 4 remains unchanged.
For Ameriprise Step-Up Rate Certificate:  Effective for sales on or after June 26, 2019, information about interest rate ranges for new purchases found on page 32 of the Prospectus has been revised to read as follows:
2 years	Within a range from 25 basis points (0.25%) above to 125 basis points (1.25%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
3 years	Within a range from 20 basis points (0.20%) above to 120 basis points (1.20%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
4 years	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
The rest of the information on page 32 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after June 26, 2019, information about interest rate ranges for new purchases found on pages 20-22 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
S-6000-38 A (6/19)

30 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate for 12-month CDs is 0.66%, our rate in effect for the following week for investment amounts less than $100,000 would be between 1.41% and 2.41% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
13 months*	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 20-22 remains unchanged.
Shareholders should retain this Supplement for future reference.
S-6000-38 A (6/19)